Investments and Assets and Liabilities Held for Sale - Disclosure of Changes in Investments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classification Of Investments [line items]
Goodwill on investment		R$ 70,185
Beginning balance	R$ 7,206	44,467
Business combination, from goodwill on investment		(71,117)
Transfer of associates through goodwill		932
Goodwill on investment			R$ 70,185
Total investments	7,206
Capital contribution and future capital contribution	3,685	1,026
Share of profit of an associate	(3,339)	(1,020)	10,152
Business Combination		(4,572)
Transfer of associates		(29,013)
Other	111	(3,682)
Total investments	7,663	7,206
Ending balance	7,663	7,206
Metropolitana Servicos Ambientais Ltda. [member]
Classification Of Investments [line items]
Beginning balance	7,206	6,578
Capital contribution and future capital contribution	3,685	1,026
Share of profit of an associate	(3,339)	(893)
Other		495
Other	111
Ending balance	7,663	7,206
Logistica Ambiental de Sao Paulo-Loga [member]
Classification Of Investments [line items]
Beginning balance		16,697
Transfer of associates		(18,073)
Other		1,376
Unidade de Tratamento de Residuos - UTR S.A. [member]
Classification Of Investments [line items]
Beginning balance		6,643
Share of profit of an associate		(303)
Other		(6,340)
Catanduva [member]
Classification Of Investments [line items]
Beginning balance		4,396
Share of profit of an associate		176
Business Combination		(4,572)
Terrestre Ambiental Ltda. [member]
Classification Of Investments [line items]
Beginning balance		7,995
Transfer of associates		(8,098)
Other		103
Attend Ambiental Ltda. [member]
Classification Of Investments [line items]
Beginning balance		2,158
Transfer of associates		(2,842)
Other		684
Goodwill on investment acquisition [member]
Classification Of Investments [line items]
Total investments	R$ 7,206	114,652
Capital contribution and future capital contribution		1,026
Share of profit of an associate		(1,020)
Business Combination on net investments		(4,572)
Transfer of associates		(100,130)
Other		(2,750)
Total investments		R$ 7,206	R$ 114,652